Schedule of Investments (unaudited) September 30, 2023	BlackRock Sustainable Emerging Markets Bond Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds

Cayman Islands — 1.0%
Gaci First Investment Co., 4.88%, 02/14/35(a)	$200	$181,028

Chile — 0.9%
Corp. Nacional del Cobre de Chile, 3.00%, 09/30/29(a)	200	169,524

Georgia — 1.0%
Georgian Railway JSC, 4.00%, 06/17/28(a)	200	172,980

Ukraine — 0.3%
NPC Ukrenergo, 6.88%, 11/09/28(a)(b)(c)	200	53,000

United Arab Emirates(a) — 2.1%
DP World Crescent Ltd., 3.75%, 01/30/30	200	178,536
MDGH GMTN RSC Ltd., 3.00%, 04/19/24	200	196,140

		374,676

Total Corporate Bonds — 5.3% (Cost: $1,182,624)		951,208

Foreign Agency Obligations

Argentina — 1.9%
Argentine Republic Government International Bond
1.00%, 07/09/29	44	12,199
1.75%, 07/09/30(d)	238	67,963
4.13%, 07/09/35(d)	380	94,235
5.00%, 01/09/38(d)	263	76,894
4.13%, 07/09/46(d)	318	79,981

		331,272

Bahrain(a) — 3.0%
Bahrain Government International Bond
5.63%, 09/30/31	400	358,180
5.45%, 09/16/32	200	173,644

		531,824

Brazil — 2.3%
Brazilian Government International Bond
3.88%, 06/12/30	250	217,522
6.00%, 10/20/33	200	188,601

		406,123

Cayman Islands — 1.5%
Sharjah Sukuk Program Ltd., 3.23%, 10/23/29(a)	300	261,213

Chile — 3.6%
Chile Government International Bond
2.55%, 07/27/33	200	153,752
3.50%, 01/31/34	200	165,082
Series 2020, 2.55%, 01/27/32	400	323,240

		642,074

Colombia — 4.2%
Colombia Government International Bond
3.25%, 04/22/32	200	143,516
7.50%, 02/02/34	200	188,530
5.63%, 02/26/44	400	286,268
5.00%, 06/15/45	200	131,132

		749,446

Security	Par (000)	Value

Costa Rica — 1.1%
Costa Rica Government International Bond, 4.38%, 04/30/25(a)	200	$193,686

Dominican Republic(a) — 3.3%
Dominican Republic International Bond
4.50%, 01/30/30	300	253,551
7.05%, 02/03/31	200	192,914
4.88%, 09/23/32	180	146,104

		592,569

Ecuador(d) — 1.4%
Ecuador Government International Bond
6.90%, 07/31/30(a)	114	57,800
6.90%, 07/31/30(e)	25	12,731
5.50%, 07/31/35(a)	392	144,593
5.00%, 07/31/40(e)	115	37,808

		252,932

Egypt(a) — 2.4%
Egypt Government International Bond
5.25%, 10/06/25	200	153,314
8.70%, 03/01/49	200	106,984
8.88%, 05/29/50	300	161,955

		422,253

El Salvador(a) — 0.9%
El Salvador Government International Bond
6.38%, 01/18/27	85	69,009
8.63%, 02/28/29	68	55,417
7.65%, 06/15/35	60	42,325

		166,751

Ghana(a)(b)(c) — 1.5%
Ghana Government International Bond
6.38%, 02/11/27	200	88,268
7.63%, 05/16/29	205	90,264
8.13%, 03/26/32	200	87,554

		266,086

Guatemala — 1.0%
Guatemala Government Bond, 4.38%, 06/05/27(a)	200	184,076

Hungary — 3.2%
Hungary Government International Bond
5.25%, 06/16/29(e)	200	190,868
2.13%, 09/22/31(a)	200	147,090
6.25%, 09/22/32(e)	200	194,946
7.63%, 03/29/41	40	41,851

		574,755

Indonesia — 4.4%
Indonesia Government International Bond
3.75%, 06/14/28(a)	100	103,218
2.85%, 02/14/30	200	169,998
1.30%, 03/23/34	180	135,802
4.75%, 07/18/47(a)	200	170,702
Perusahaan Penerbit SBSN Indonesia III, 4.40%, 06/06/27(e)	200	192,622

		772,342

1

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Sustainable Emerging Markets Bond Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Ivory Coast(a) — 0.8%
Ivory Coast Government International Bond 4.88%, 01/30/32	100	$80,116
5.75%, 12/31/32(d)	62	55,555

		135,671

Jamaica — 1.1%
Jamaica Government International Bond, 6.75%, 04/28/28	200	202,520

Jordan — 1.3%
Jordan Government International Bond, 5.85%, 07/07/30(a)	250	221,207

Kenya — 0.9%
Republic of Kenya Government International Bond, 7.25%, 02/28/28(a)	200	160,538

Mexico — 4.8%
Mexico Government International Bond
6.35%, 02/09/35	200	195,278
2.25%, 08/12/36	140	103,883
Series 16-2, 4.50%, 04/22/29	200	186,154
Series 16-2, 4.75%, 04/27/32	200	179,806
Series 16-2, 5.00%, 04/27/51	240	184,212

		849,333

Morocco — 0.9%
Morocco Government International Bond, 3.00%, 12/15/32(a)	200	151,954

Oman(a) — 3.4%
Oman Government International Bond
5.63%, 01/17/28	200	194,504
6.50%, 03/08/47	200	178,210
6.75%, 01/17/48	250	229,127

		601,841

Panama — 4.4%
Panama Government International Bond
3.16%, 01/23/30	200	167,628
2.25%, 09/29/32	200	144,254
6.40%, 02/14/35	200	193,280
4.50%, 05/15/47	200	140,550
4.50%, 04/16/50	200	135,890

		781,602

Paraguay — 1.0%
Paraguay Government International Bond, 4.95%, 04/28/31(a)	200	184,436

Peru — 2.8%
Peruvian Government International Bond
2.39%, 01/23/26	50	46,354
4.13%, 08/25/27	100	95,229
2.78%, 01/23/31	278	227,151
3.00%, 01/15/34	155	118,956

		487,690

Philippines — 1.9%
Philippines Government International Bond, 3.00%, 02/01/28	363	329,223

Security	Par (000)	Value

Poland — 0.9%
Republic of Poland Government International Bond
5.75%, 11/16/32	60	$60,058
4.88%, 10/04/33	110	101,983

		162,041

Qatar — 1.0%
Qatar Government International Bond, 4.82%, 03/14/49(a)	200	173,378

Romania — 4.0%
Romanian Government International Bond
3.00%, 02/27/27(a)	110	99,913
5.25%, 11/25/27(e)	40	38,842
3.00%, 02/14/31(a)	196	157,245
3.63%, 03/27/32(a)	50	40,559
7.13%, 01/17/33(e)	120	122,614
2.00%, 04/14/33(a)	210	152,114
5.13%, 06/15/48(a)	60	46,831
7.63%, 01/17/53(e)	48	48,907

		707,025

Rwanda — 0.9%
Rwanda International Government Bond, 5.50%, 08/09/31(a)	200	154,488

Saudi Arabia(a) — 3.6%
Saudi Government International Bond 3.25%, 10/22/30	200	174,692
2.75%, 02/03/32	400	331,032
3.75%, 01/21/55	200	132,342

		638,066

Senegal — 0.5%
Senegal Government International Bond, 4.75%, 03/13/28(a)	100	90,030

Serbia — 0.6%
Serbia International Bond, 1.00%, 09/23/28(a)	120	98,432

South Africa — 3.6%
Republic of South Africa Government Bond, 7.00%, 02/28/31	615	25,496
Republic of South Africa Government International Bond
4.85%, 09/30/29	200	171,238
5.88%, 06/22/30	200	176,728
5.65%, 09/27/47	400	266,148

		639,610

Sri Lanka(a)(b)(c) — 1.1%
Sri Lanka Government International Bond 6.35%, 06/28/24	200	94,652
6.13%, 06/03/25	200	96,260

		190,912

Supranational — 0.4%
Banque Ouest Africaine de Developpement, 2.75%, 01/22/33(a)	100	75,090

Ukraine(a)(b)(c) — 2.3%
Ukraine Government International Bond
7.75%, 09/01/26	550	162,250
7.75%, 09/01/27	230	65,550
7.75%, 09/01/29	130	36,920
7.25%, 03/15/35	200	52,300
7.75%, 08/01/41(f)	198	90,585

		407,605

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Sustainable Emerging Markets Bond Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

United Arab Emirates — 0.8%
Abu Dhabi Government International Bond, 3.88%, 04/16/50(a)	200	$149,568

Uruguay — 2.3%
Uruguay Government International Bond
4.38%, 01/23/31	350	334,698
4.13%, 11/20/45	66	54,088
4.98%, 04/20/55	21	17,956

		406,742

Total Foreign Agency Obligations — 81.0% (Cost: $17,448,231)		14,346,404

Total Long-Term Investments — 86.3% (Cost: $18,630,855)		15,297,612

	Shares

Short-Term Securities

Money Market Funds — 12.1%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 5.23%(g)(h)	2,135,984	2,135,984

Total Short-Term Securities — 12.1% (Cost: $2,135,984)		2,135,984

Total Investments — 98.4% (Cost: $20,766,839)		17,433,596

Other Assets Less Liabilities — 1.6%		281,868

Net Assets — 100.0%		$17,715,464

(a)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(b)	Issuer filed for bankruptcy and/or is in default.
(c)	Non-income producing security.
(d)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(e)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(f)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(g)	Affiliate of the Fund.
(h)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended September 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/22	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/23	Shares Held at 09/30/23	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$1,089,816	$1,046,168	(a)	$—	$—	$—	$2,135,984	2,135,984	$40,607	$—

(a)	Represents net amount purchased (sold).

3

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Sustainable Emerging Markets Bond Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro Bund	2	12/07/23	$272	$(5,140)
10-Year U.S. Treasury Note	8	12/19/23	864	(4,934)
Ultra U.S. Treasury Bond	1	12/19/23	119	(9,291)
5-Year U.S. Treasury Note	2	12/29/23	211	(1,112)

				(20,477)

Short Contracts
30-Year Euro Buxl Bond	2	12/07/23	259	7,294

				$(13,183)

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	219,436	BRL	1,098,716	Bank of America N.A.	10/03/23	$853
USD	177,423	BRL	880,000	Goldman Sachs International	10/03/23	2,353
USD	227,178	BRL	1,137,616	Goldman Sachs International	10/03/23	856
USD	81,876	BRL	410,000	Societe Generale	10/03/23	309
USD	86,089	BRL	431,100	Societe Generale	10/03/23	325
USD	66,878	TRY	1,854,202	UBS AG	10/17/23	517
AUD	134,400	USD	86,087	Societe Generale	11/16/23	452
EUR	10,000	USD	10,590	Barclays Bank PLC	11/16/23	2
EUR	10,000	USD	10,587	Barclays Bank PLC	11/16/23	5
USD	894,130	EUR	830,504	Deutsche Bank AG	11/16/23	14,464
USD	70,193	HUF	25,678,182	Natwest Markets PLC	11/16/23	1,032
USD	178,456	MXN	3,100,000	Barclays Bank PLC	11/16/23	1,887
USD	129,048	PLN	542,600	Deutsche Bank AG	11/16/23	4,991

						28,046

BRL	1,098,716	USD	219,410	Bank of America N.A.	10/03/23	(827)
BRL	880,000	USD	175,733	Goldman Sachs International	10/03/23	(663)
BRL	1,137,616	USD	231,139	Goldman Sachs International	10/03/23	(4,818)
BRL	410,000	USD	84,300	Societe Generale	10/03/23	(2,733)
BRL	431,100	USD	88,883	Societe Generale	10/03/23	(3,118)
TRY	1,051,700	USD	38,244	Goldman Sachs International	10/17/23	(604)
TRY	1,901,000	USD	69,761	Goldman Sachs International	10/17/23	(1,725)
USD	24,891	TRY	719,500	UBS AG	10/17/23	(860)
USD	47,166	TRY	1,363,100	UBS AG	10/17/23	(1,619)
BRL	1,098,716	USD	218,469	Bank of America N.A.	11/03/23	(837)
JPY	14,349,860	USD	98,431	BNP Paribas SA	11/16/23	(1,730)
MXN	1,580,000	USD	91,708	Goldman Sachs International	11/16/23	(1,715)
MXN	1,640,000	USD	95,247	Goldman Sachs International	11/16/23	(1,836)
MXN	1,568,300	USD	91,225	Morgan Stanley & Co. International PLC	11/16/23	(1,898)
USD	124,596	COP	520,126,580	Goldman Sachs International	11/16/23	(1,339)
USD	97,646	MXN	1,730,000	Barclays Bank PLC	11/16/23	(891)
USD	182,319	MXN	3,213,000	Goldman Sachs International	11/16/23	(686)
USD	260,207	MXN	4,631,625	Goldman Sachs International	11/16/23	(3,600)
ZAR	700,000	USD	37,121	Morgan Stanley & Co. International PLC	11/16/23	(292)

						(31,791)

						$(3,745)

S C H E D U L E O F I N V E S T M E N T S	4

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Sustainable Emerging Markets Bond Fund

Centrally Cleared Credit Default Swaps — Buy Protection

Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Termination Date	Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
iTraxx.XO.40.V1	5.00%	Quarterly	12/20/28	EUR 762	$(25,474)	$(26,856)	$1,382

OTC Credit Default Swaps — Buy Protection

Reference Obligations/Index	Financing Rate Paid by the Fund	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Federal Republic of Brazil	1.00%	Quarterly	Morgan Stanley & Co. International PLC	12/20/28	USD 199	$7,474	$7,545	$(71)
Republic of Colombia	1.00	Quarterly	Morgan Stanley & Co. International PLC	12/20/28	USD 270	15,935	15,251	684
Republic of Turkey	1.00	Quarterly	Morgan Stanley & Co. International PLC	12/20/28	USD 275	33,678	34,949	(1,271)
Republic of Turkey	1.00	Quarterly	Morgan Stanley & Co. International PLC	12/20/28	USD 52	6,346	6,394	(48)

						$63,433	$64,139	$(706)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds	$—	$951,208	$—	$951,208
Foreign Agency Obligations	—	14,346,404	—	14,346,404
Short-Term Securities
Money Market Funds	2,135,984	—	—	2,135,984

	$2,135,984	$15,297,612	$—	$17,433,596

Derivative Financial Instruments(a)
Assets
Credit Contracts	$—	$2,066	$—	$2,066
Foreign Currency Exchange Contracts	—	28,046	—	28,046
Interest Rate Contracts	7,294	—	—	7,294
Liabilities
Credit Contracts	—	(1,390)	—	(1,390)

5

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Sustainable Emerging Markets Bond Fund

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Liabilities (continued)
Foreign Currency Exchange Contracts	$—	$(31,791)	$—	$(31,791)
Interest Rate Contracts	(20,477)	—	—	(20,477)

	$(13,183)	$(3,069)	$—	$(16,252)

(a)

Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Currency Abbreviation

AUD	Australian Dollar

BRL	Brazilian Real

COP	Colombian Peso

EUR	Euro

HUF	Hungarian Forint

JPY	Japanese Yen

MXN	Mexican Peso

PLN	Polish Zloty

TRY	Turkish Lira

USD	United States Dollar

ZAR	South African Rand

Portfolio Abbreviation

GMTN	Global Medium-Term Note

JSC	Joint Stock Company

S C H E D U L E O F I N V E S T M E N T S	6